Summary of significant transaction (Details) € / shares in Units, € in Thousands, $ in Millions									12 Months Ended
	Nov. 06, 2019 EUR (€)	Oct. 22, 2019 item € / shares	Aug. 23, 2019 EUR (€)	Aug. 23, 2019 USD ($)	Jul. 17, 2019	Jul. 14, 2019 USD ($)	Jul. 14, 2019 € / shares	Jul. 13, 2019	Dec. 31, 2021 EUR (€) € / shares	Dec. 31, 2020 EUR (€) item € / shares	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 EUR (€) € / shares	Dec. 31, 2021 USD ($)	Aug. 23, 2019 USD ($)
Summary of significant transaction
Global research and development collaboration term						10 years
Upfront payment received			€ 3,569,800	$ 3,950.0
Equity investment received			€ 960,100											$ 1,100.0
Additional equity investment from warrant exercise | €									€ 3,314	€ 28,287		€ 17,167
Cost Share For Global Development Activities									50.00%				50.00%
Option rights period						10 years
Extension option rights period					3 years
Opt-in payments to be received for each program | $						$ 150.0
Average exercise price warrants | € / shares									€ 23.5	€ 38.0		€ 22.8
Filgotinib drug license
Summary of significant transaction
Development and regulatory milestones | $						295.0
Sales based milestone payment | $						600.0
Number of milestone payments achieved | item										2	2
Proceeds from milestone payments | $											$ 105.0
United States | GLPG 1972 License
Summary of significant transaction
Milestone fee on election of option to license | $						$ 250.0
Gilead
Summary of significant transaction
Number of directors represented as board members | item		2
Share price | € / shares							€ 140.59
Premium						20.00%
Volume of days						30 days
Percentage of stake	25.10%					22.04%		12.30%	25.49%
Restricting Gilead's ability to seek to acquire		10 years
Maximum share holding percentage		29.90%
Gilead | Filgotinib drug license
Summary of significant transaction
Upfront payments received related party transaction | €									€ 110,000
Cost Share For Global Development Activities									50.00%				50.00%
Amount receivable in relation to the collaboration | €										€ 160,000
Amounts Receivable Related Party Transactions Year Two | €									€ 50,000
Gilead | Filgotinib drug license | Original Agreement
Summary of significant transaction
Cost Share For Global Development Activities						25.00%	25.00%
Future global development cost sharing ratio before predetermined level						25.00%
Gilead | Filgotinib drug license | Group B activities [Member]
Summary of significant transaction
Cost Share For Global Development Activities									50.00%				50.00%
Minimum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage deduction						20.00%
Minimum | Outside Europe | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage deduction						20.00%
Minimum | Gilead
Summary of significant transaction
EGM Conducted period		57 months
Minimum | Gilead | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level									5000.00%
Minimum | Gilead | Europe | Filgotinib drug license
Summary of significant transaction
Percentage of future net sales from 2024, royalties as percentage of sales									8				8
Maximum | Outside Europe
Summary of significant transaction
Tiered royalty Percentage deduction						24.00%
Maximum | Outside Europe | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage deduction						30.00%
Maximum | Gilead
Summary of significant transaction
Percentage of stake		29.90%
EGM Conducted period		59 months
Maximum | Gilead | Filgotinib drug license
Summary of significant transaction
Future global development cost sharing ratio before predetermined level									100.00%
Maximum | Gilead | Europe | Filgotinib drug license
Summary of significant transaction
Percentage of future net sales from 2024, royalties as percentage of sales									15				15
Warrant A [member] | Gilead
Summary of significant transaction
Additional equity investment from warrant exercise | €	€ 368,000
Warrant B
Summary of significant transaction
Decrease in value of warrant driven by decrease of share price and implied volatility | €									€ 2,400
Multiplier used to calculate exercise price per share		120.00%
Initial term of the warrant		5 years
Average exercise price warrants | € / shares		€ 140.59
Volume of days		30 days
DIVERSITY clinical study
Summary of significant transaction
Amount receivable in relation to the collaboration | $													$ 15.0
DIVERSITY clinical study | Gilead | Filgotinib drug license
Summary of significant transaction
Tiered royalty Percentage deduction									(30.00%)
DIVERSITY clinical study | Minimum | Gilead | Europe | Scenario
Summary of significant transaction
Royalties payable, percentage									5.6				5.6
DIVERSITY clinical study | Maximum | Gilead | Europe | Scenario
Summary of significant transaction
Royalties payable, percentage									10.5				10.5